Commercial Mortgage Loans - Loans Receivable by Class (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, gross	$ 3,126,303	$ 2,714,734
Less: Allowance for credit losses	17,192	20,886
Total commercial mortgage loans, held for investment, net	3,109,111	2,693,848
Senior Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, gross	3,102,366	2,698,823
Mezzanine Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, gross	$ 23,937	$ 15,911